Schedule of Investments PIMCO New York Municipal Income Fund II	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 174.1% ¤
MUNICIPAL BONDS & NOTES 173.6%
ARIZONA 0.3%
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050 ^(a)	$400	$260

CALIFORNIA 0.5%
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2021 4.000% due 12/01/2046	515	511

DELAWARE 1.5%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.167% due 10/01/2038	1,330	1,173
7.120% due 10/01/2038	235	231

		1,404

ILLINOIS 2.2%
Chicago, Illinois General Obligation Bonds, Series 2017 6.000% due 01/01/2038	1,000	1,069
Illinois State General Obligation Notes, Series 2017 5.000% due 11/01/2025	1,000	1,050

		2,119

INDIANA 0.9%
Indiana Finance Authority Revenue Bonds, Series 2022 4.500% due 12/15/2046	850	850

NEW HAMPSHIRE 1.1%
New Hampshire Business Finance Authority Revenue Notes, Series 2023 5.087% due 07/20/2027	1,000	1,024

NEW YORK 154.7%
Battery Park City Authority, New York Revenue Bonds, Series 2019 3.920% due 11/01/2038	995	995
Brookhaven Local Development Corp., New York Revenue Bonds, Series 2020 4.000% due 11/01/2055	800	622
Build NYC Resource Corp., New York Revenue Bonds, Series 2018 5.625% due 12/01/2050	1,770	1,769
Build NYC Resource Corp., New York Revenue Bonds, Series 2023 5.250% due 07/01/2062	1,250	1,274
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2015 5.000% due 07/01/2045	3,000	3,071
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2016
4.000% due 07/01/2041	3,200	2,904
5.000% due 07/01/2046	1,000	971
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2017 4.000% due 07/01/2046	590	580
Housing Development Corp., New York Revenue Bonds, Series 2017 3.700% due 11/01/2047	1,000	874
Huntington Local Development Corp., New York Revenue Bonds, Series 2021 5.250% due 07/01/2056	700	540
Long Island Power Authority, New York Revenue Bonds, Series 2014 5.000% due 09/01/2044	3,500	3,555
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2005 4.000% due 11/01/2035	1,700	1,700
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2014 5.000% due 11/15/2039	1,500	1,515
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2016 5.000% due 11/15/2051	1,370	1,425
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2013 5.000% due 07/01/2043	1,750	1,760
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2017 4.000% due 12/01/2041	1,400	1,271
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2020
4.000% due 12/01/2046	1,140	981
4.000% due 07/01/2050	1,000	966
Nassau County, New York General Obligation Bonds, Series 2022 4.250% due 04/01/2052	2,245	2,179

Schedule of Investments PIMCO New York Municipal Income Fund II (Cont.)	March 31, 2023 (Unaudited)

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 1999 3.600% due 01/01/2034	1,975	1,975
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2021 5.000% due 01/01/2058	1,638	737
Nassau County, New York Tobacco Settlement Corp. Revenue Bonds, Series 2006 5.125% due 06/01/2046	4,000	3,691
New York City Municipal Water Finance Authority, New York Revenue Bonds, (BABs), Series 2009 3.600% due 06/15/2041	1,300	1,300
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2016 4.000% due 07/15/2040	1,000	1,005
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2017 4.000% due 02/01/2044	2,000	1,985
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018 4.000% due 08/01/2041	685	685
New York City Water & Sewer System, New York Revenue Bonds, Series 2016 4.000% due 06/15/2046	1,130	1,113
New York City Water & Sewer System, New York Revenue Bonds, Series 2018 5.000% due 06/15/2040	2,300	2,478
New York City Water & Sewer System, New York Revenue Bonds, Series 2019 5.000% due 06/15/2049	2,645	2,833
New York City, New York General Obligation Bonds, Series 2010 4.000% due 03/01/2039	4,800	4,800
New York City, New York Health and Hospitals Corp. Revenue Bonds, Series 2008 3.920% due 02/15/2031	250	250
New York City, New York Housing Development Corp. Revenue Bonds, Series 2006 3.900% due 03/15/2036	300	300
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022 5.500% due 11/01/2045	750	867
New York Convention Center Development Corp. Revenue Bonds, Series 2015
4.000% due 11/15/2045	230	222
5.000% due 11/15/2045	1,000	1,020
New York County, New York Tobacco Trust Revenue Bonds, Series 2005
0.000% due 06/01/2050 (b)	30,000	6,225
0.000% due 06/01/2055 (b)	9,000	681
New York County, New York Tobacco Trust Revenue Bonds, Series 2016
5.000% due 06/01/2036	1,000	1,018
5.000% due 06/01/2041	1,000	1,013
New York Liberty Development Corp. Revenue Bonds, Series 2005 5.250% due 10/01/2035	3,130	3,603
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044	4,000	3,856
New York Liberty Development Corp. Revenue Bonds, Series 2021 2.875% due 11/15/2046	605	444
New York Power Authority Revenue Bonds, (AGM Insured), Series 2022 4.000% due 11/15/2047	1,250	1,223
New York Power Authority Revenue Bonds, Series 2020 4.000% due 11/15/2055	2,135	2,048
New York State Dormitory Authority Memorial Sloan-Kettering Cancer Revenue Bonds, Series 2022 4.000% due 07/01/2051	1,500	1,440
New York State Dormitory Authority Revenue Bonds, (AMBAC Insured), Series 2005 5.500% due 05/15/2031	1,490	1,823
New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047	750	731
5.000% due 12/01/2030	1,000	1,022
5.000% due 12/01/2033	800	806
New York State Dormitory Authority Revenue Bonds, Series 2018
4.000% due 08/01/2037	2,750	2,439
4.000% due 03/15/2043	2,000	1,981
5.000% due 03/15/2044	2,625	2,798
New York State Dormitory Authority Revenue Bonds, Series 2019
5.000% due 03/15/2041	1,000	1,082
5.000% due 07/01/2042	1,000	1,089
5.000% due 03/15/2047	2,000	2,131
New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 02/15/2040	1,500	1,503
4.000% due 07/01/2050	4,665	4,464
New York State Dormitory Authority Revenue Bonds, Series 2022
4.000% due 07/01/2049	465	433
5.000% due 07/15/2050	465	466
New York State Environmental Facilities Corp. Revenue Bonds, Series 2022 4.000% due 06/15/2047	2,250	2,248
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020 4.200% due 11/01/2054 (d)	2,600	2,415
New York State Thruway Authority Revenue Bonds, Series 2016 5.250% due 01/01/2056	1,480	1,540
New York State Thruway Authority Revenue Bonds, Series 2018 4.000% due 01/01/2036	1,000	1,024
New York State Thruway Authority Revenue Bonds, Series 2019 4.000% due 01/01/2050	1,775	1,690
New York State Urban Development Corp. Revenue Bonds, Series 2004 3.860% due 03/15/2033	900	900
New York State Urban Development Corp. Revenue Bonds, Series 2019 5.000% due 03/15/2041	2,500	2,719
New York State Urban Development Corp. Revenue Bonds, Series 2020 4.000% due 03/15/2049	2,000	1,953

Schedule of Investments PIMCO New York Municipal Income Fund II (Cont.)	March 31, 2023 (Unaudited)

New York State Urban Development Corp. Revenue Bonds, Series 2021 4.000% due 03/15/2047	1,250	1,230
New York Transportation Development Corp. Revenue Bonds, Series 2016 5.250% due 01/01/2050	1,165	1,168
New York Transportation Development Corp. Revenue Bonds, Series 2020 5.000% due 10/01/2040	1,200	1,207
New York Transportation Development Corp. Revenue Bonds, Series 2022 4.000% due 12/01/2042	2,290	2,097
Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014
5.250% due 05/15/2034	500	504
5.250% due 05/15/2040	500	502
Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019
5.000% due 12/01/2040	1,450	1,596
5.000% due 12/01/2043	1,000	1,090
Port Authority of New York & New Jersey Revenue Bonds, Series 2017 5.250% due 10/15/2057	6,865	7,145
Port Authority of New York & New Jersey Revenue Bonds, Series 2020 4.000% due 07/15/2060	400	370
Schenectady County Capital Resource Corp. Union College Project, New York Revenue Notes, Series 2022 5.000% due 07/01/2032	470	563
Suffolk County, New York Economic Development Corp. Revenue Bonds, Series 2021 5.125% due 11/01/2041	475	367
Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021
0.000% due 06/01/2066 (b)	5,000	562
4.000% due 06/01/2050	750	660
Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022 4.000% due 05/15/2057	1,500	1,409
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2018 4.000% due 11/15/2048	2,800	2,746
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2019
5.000% due 11/15/2041	1,000	1,085
5.000% due 11/15/2043	750	808
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2022 5.000% due 05/15/2057	2,510	2,686
Troy Capital Resource Corp., New York Revenue Bonds, Series 2020 5.000% due 09/01/2034	1,800	1,978
Trust for Cultural Resources of The City of New York Revenue Bonds, Series 2008 3.850% due 04/01/2029	710	710
TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2035	3,000	3,111
5.000% due 06/01/2041	500	510
Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017 5.250% due 09/15/2047	1,000	752
Westchester County, New York Local Development Corp. Revenue Bonds, Series 2014 5.500% due 05/01/2042	1,000	1,008

		148,885

NORTH DAKOTA 0.2%
Grand Forks County, North Dakota Revenue Bonds, Series 2021 7.000% due 12/15/2043 ^(a)	320	176

PENNSYLVANIA 0.6%
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021 9.000% due 04/01/2051	560	631

PUERTO RICO 7.6%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008 0.000% due 05/15/2057 (b)	10,200	656
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	1,438	627
0.000% due 11/01/2051	944	347
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021 4.000% due 07/01/2041	550	448
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2022
0.000% due 07/01/2053 (c)	1,456	852
5.000% due 07/01/2062	46	44
Puerto Rico Highway & Transportation Authority Revenue Notes, Series 2022 0.000% due 07/01/2032 (b)	30	19
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 0.000% due 07/01/2051 (b)	3,900	759
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.784% due 07/01/2058	3,950	3,595

		7,347

TEXAS 1.5%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	220	146
12.000% due 12/01/2045	400	348

Schedule of Investments PIMCO New York Municipal Income Fund II (Cont.)	March 31, 2023 (Unaudited)

Texas Water Development Board Revenue Bonds, Series 2022 5.000% due 10/15/2057	890	983

		1,477

U.S. VIRGIN ISLANDS 0.9%
Matching Fund Special Purpose Securitization Corp., U.S. Virgin Islands Revenue Bonds, Series 2022 5.000% due 10/01/2039	905	889

VIRGINIA 0.9%
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (b)	8,000	394
5.500% due 07/01/2044	500	468

		862

WISCONSIN 0.7%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2022 4.000% due 12/01/2051	720	677

Total Municipal Bonds & Notes (Cost $170,384)		167,112

SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (e) 0.5%		460

Total Short-Term Instruments (Cost $460)		460

Total Investments in Securities (Cost $170,844)		167,572

Total Investments 174.1% (Cost $170,844)		$167,572
Auction Rate Preferred Shares (60.3)%		(58,000)
Remarketable Variable Rate MuniFund TermPreferred Shares, at liquidation value (15.4)%		(14,874)
Other Assets and Liabilities, net (1.6)%		1551

Net Assets Applicable to Common Shareholders 100.0%		$96,249

Schedule of Investments PIMCO New York Municipal Income Fund II (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	^						Security is in default.
	(a)						Security is not accruing income as of the date of this report.
	(b)						Zero coupon security.
	(c)						Security becomes interest bearing at a future date.
	(d)						RESTRICTED SECURITIES:
Issuer Description	Coupon			Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200%			11/01/2054	11/18/2021	$2,926	$2,415	2.51%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(e)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.200%	03/31/2023	04/03/2023	$460	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2024	$(469)	$460	$460

Total Repurchase Agreements						$(469)	$460	$460

	(1)						Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 03/31/2023

Investments in Securities, at Value
Municipal Bonds & Notes
	Arizona			$0	$260	$0	$260
	California			0	511	0	511
	Delaware			0	1,404	0	1,404
	Illinois			0	2,119	0	2,119
	Indiana			0	850	0	850
	New Hampshire			0	1,024	0	1,024
	New York			0	148,885	0	148,885
	North Dakota			0	176	0	176
	Pennsylvania			0	631	0	631
	Puerto Rico			0	7,347	0	7,347
	Texas			0	1,477	0	1,477
	U.S. Virgin Islands			0	889	0	889
	Virginia			0	862	0	862
	Wisconsin			0	677	0	677
Short-Term Instruments
	Repurchase Agreements			0	460	0	460

Total Investments				$0	$167,572	$0	$167,572

There were no significant transfers into or out of Level 3 during the period ended March 31, 2023.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the normally scheduled NYSE Close for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in the Fund's prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2023, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	AMBAC	American Municipal Bond Assurance Corp.	FHA	Federal Housing Administration

Other Abbreviations:
BABs	Build America Bonds	TBA	To-Be-Announced